UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam PanAgora ESG International Equity ETF
PPIE | NYSE Arca, Inc.	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam PanAgora ESG International Equity ETF for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam PanAgora ESG International Equity ETF	$54	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Putnam PanAgora ESG International Equity ETF returned 22.11%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Market intelligence and management & governance factor composites outperformed.
↑
Among countries, Sweden was the top contributor. Within the country, an overweight position in Sandvik AB, an engineering group serving mining, rock processing, metal cutting and advanced manufacturing, contributed the most. Its stock rose because orders and revenue strengthened, mining demand stayed robust, margins remained resilient, and tungsten-related demand boosted investor expectations after a strong Q1 2026 report. The company was held overweight due to its high scores in environmental and growth factors.

↑
Among sectors, information technology was the top contributor. An underweight position in SAP SE, a Germany-based enterprise software supplier in cloud ERP, business applications, and AI-enabled corporate systems, was the top performer in the sector. Its stock fell driven by weaker-than-expected cloud backlog guidance, slower cloud migration momentum, larger deal timing, artificial intelligence (AI) competition concerns, tariff uncertainty, and broader software-sector rotation. The company was held underweight due to its low scores in value, social, and environmental factors.

Top detractors from performance:
↓	The alpha model detracted from performance.
↓
Among countries, the U.K. was the top detractor. An overweight in 3i Group PLC, a private equity and infrastructure investment company, was the top laggard. Its stock fell due to slowing growth at Action, its key Dutch non-food discount retailer, plus weakness in France, valuation concerns, analyst downgrades, weather pressures, and skepticism over Action’s costly U.S. expansion. The company was held overweight due to its high factor scores in governance and value.

↓
Among sectors, consumer discretionary was the top detractor. An overweight position in Sony Group Corp, a Japan-based multinational entertainment and technology company, was one of the top laggards in the sector. Its stock declined despite solid fundamentals, mainly due to concerns over rising memory costs pressuring PlayStation margins, uncertainty around the BRAVIA TV joint venture with TCL, a one-time impairment charge in gaming, weaker consumer electronics demand, tariff risks, and layoffs at Sony Pictures. The Fund continued to hold an overweight position in Sony Group Corp due to its positive scores in social and quality factors.

Putnam PanAgora ESG International Equity ETF	PAGE 1	39494-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam PanAgora ESG International Equity ETF 1/19/2023 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	Since Inception (1/19/2023)
Putnam PanAgora ESG International Equity ETF (NAV)	22.11	16.56
MSCI All Country World ex-U.S. Index-NR	32.20	16.03
MSCI EAFE Index-NR	24.60	14.93
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,147,013
Total Number of Portfolio Holdings	138
Total Management Fee Paid (based on a unitary fee)	$1,057,543
Portfolio Turnover Rate	89%
Putnam PanAgora ESG International Equity ETF	PAGE 2	39494-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
At a meeting held on March 26, 2026, the Board of Trustees of Putnam ETF Trust, on behalf of the Fund, approved a plan to liquidate and dissolve the Fund, upon recommendation by Putnam Investment Management, LLC, the Fund’s investment adviser.
The liquidation of the Fund is expected to occur on or about June 16, 2026 (the “Liquidation Date”), although the Fund may make dispositions of portfolio holdings prior to the Liquidation Date.
Effective as of the close of business on May 19, 2026, the Fund will no longer accept orders for the purchase of creation units, and effective as of the close of business on June 9, 2026, the Fund will no longer accept redemption orders. Trading for the Fund on NYSE  Arca, Inc. will be suspended prior to market open on June 10, 2026.
When the Funds are in the process of liquidating their portfolios, which is anticipated to commence prior to June 10, 2026, the Funds will hold cash and securities that may not be consistent with the Funds’ investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam PanAgora ESG International Equity ETF	PAGE 3	39494-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $153,203 in April 30, 2025 and $164,798 in April 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $26,747 in April 30, 2025 and $26,747 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in April 30, 2025 and $1,474,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
PanAgora ESG International Equity ETF
Financial Statements and Other Important Information
Annual  | April 30, 2026

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Financial Statements and Other Important Information — Annual

Schedule of Investments
April 30, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 3.4%
Diversified Telecommunication Services — 1.0%
Singapore Telecommunications Ltd.	4,300	$15,507
Telstra Group Ltd.	6,685	25,604
Total Diversified Telecommunication Services		41,111
Entertainment — 0.4%
Capcom Co. Ltd.	800	16,879
Interactive Media & Services — 0.4%
LY Corp.	3,700	9,744
Scout24 SE	76	6,333 (a)
Total Interactive Media & Services		16,077
Media — 0.6%
Informa PLC	2,264	24,418
Wireless Telecommunication Services — 1.0%
KDDI Corp.	2,600	42,889

Total Communication Services		141,374
Consumer Discretionary — 8.8%
Automobile Components — 1.7%
Bridgestone Corp.	900	18,770
Cie Generale des Etablissements Michelin SCA	604	21,862
Continental AG	172	12,956
Denso Corp.	1,400	16,834
Total Automobile Components		70,422
Automobiles — 0.3%
Mercedes-Benz Group AG	193	11,232
Broadline Retail — 1.1%
Prosus NV	464	22,365
Ryohin Keikaku Co. Ltd.	1,000	23,104
Total Broadline Retail		45,469
Hotels, Restaurants & Leisure — 0.5%
Amadeus IT Group SA	203	11,674
Aristocrat Leisure Ltd.	250	8,510
Total Hotels, Restaurants & Leisure		20,184
Household Durables — 3.2%
Panasonic Holdings Corp.	1,600	32,735
Sony Group Corp.	5,000	99,422
Total Household Durables		132,157
Leisure Products — 0.4%
Bandai Namco Holdings Inc.	827	19,139
See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 1.0%
Industria de Diseno Textil SA	332	$19,709
Kingfisher PLC	2,855	11,126
Zalando SE	436	10,761 *(a)
Total Specialty Retail		41,596
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG	78	13,494
LVMH Moet Hennessy Louis Vuitton SE	22	11,655
Total Textiles, Apparel & Luxury Goods		25,149

Total Consumer Discretionary		365,348
Consumer Staples — 6.4%
Consumer Staples Distribution & Retail — 3.7%
George Weston Ltd.	163	11,763
Koninklijke Ahold Delhaize NV	524	24,612
MatsukiyoCocokara & Co.	900	13,142
Tesco PLC	15,952	104,637
Total Consumer Staples Distribution & Retail		154,154
Food Products — 2.0%
Danone SA	525	41,123
Mowi ASA	1,364	30,240
Orkla ASA	856	10,551
Total Food Products		81,914
Household Products — 0.7%
Henkel AG & Co. KGaA	176	12,136
Reckitt Benckiser Group PLC	259	16,487
Total Household Products		28,623

Total Consumer Staples		264,691
Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
ENEOS Holdings Inc.	2,100	17,713
Repsol SA	567	15,159
Shell PLC	1,746	79,021
TotalEnergies SE	200	18,612

Total Energy		130,505
Financials — 24.4%
Banks — 14.2%
Banco Santander SA	1,955	23,817
Barclays PLC, ADR	3,069	71,845
BNP Paribas SA	266	27,857
Canadian Imperial Bank of Commerce	122	13,613
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Danske Bank A/S	473	$24,314
DBS Group Holdings Ltd.	733	33,690
HSBC Holdings PLC	880	15,752
ING Groep NV	1,416	41,140
Intesa Sanpaolo SpA	16,530	112,037
Mitsubishi UFJ Financial Group Inc.	3,000	53,981
Royal Bank of Canada	73	13,130
Societe Generale SA	394	31,648
Sumitomo Mitsui Financial Group Inc.	1,000	35,208
Sumitomo Mitsui Trust Group Inc.	1,300	42,997
UniCredit SpA	596	45,901
Total Banks		586,930
Capital Markets — 3.7%
3i Group PLC	1,891	65,925
Deutsche Bank AG, Registered Shares	566	17,603
Hong Kong Exchanges & Clearing Ltd.	900	47,387
Singapore Exchange Ltd.	1,400	23,869
Total Capital Markets		154,784
Financial Services — 0.7%
ORIX Corp.	921	31,033
Insurance — 5.8%
Aegon Ltd.	1,797	14,814
Allianz SE, Registered Shares	32	14,610
ASR Nederland NV	213	16,139
Aviva PLC	1,677	14,230
AXA SA	407	19,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	33	19,784
NN Group NV	347	30,259
QBE Insurance Group Ltd.	1,918	30,848
Sampo oyj, Class A Shares	1,551	16,110
Sompo Holdings Inc.	639	23,661
Swiss Re AG	189	30,466
Talanx AG	75	9,762
Total Insurance		240,239

Total Financials		1,012,986
Health Care — 11.0%
Biotechnology — 1.3%
Argenx SE, ADR	36	28,141 *
Genmab A/S, ADR	337	8,937 *
See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Swedish Orphan Biovitrum AB	346	$16,032 *
Total Biotechnology		53,110
Health Care Equipment & Supplies — 2.4%
Alcon AG	524	39,044
Convatec Group PLC	2,113	6,061 (a)
Hoya Corp.	245	45,540
Smith & Nephew PLC	572	8,850
Total Health Care Equipment & Supplies		99,495
Health Care Providers & Services — 0.8%
Fresenius SE & Co. KGaA	688	33,308
Life Sciences Tools & Services — 0.8%
Lonza Group AG, Registered Shares	56	34,345
Pharmaceuticals — 5.7%
Bayer AG, Registered Shares	360	16,077
Daiichi Sankyo Co. Ltd.	1,000	16,534
Galderma Group AG	91	19,077
Ipsen SA	69	13,524
Novartis AG, Registered Shares	817	121,188
Sanofi SA	319	29,884
Takeda Pharmaceutical Co. Ltd.	639	21,510
Total Pharmaceuticals		237,794

Total Health Care		458,052
Industrials — 20.4%
Building Products — 1.2%
Cie de Saint-Gobain SA	556	50,664
Commercial Services & Supplies — 0.8%
Brambles Ltd.	1,988	32,389
Construction & Engineering — 3.2%
Eiffage SA	172	27,656
Stantec Inc.	83	7,581
Vinci SA	648	97,727
Total Construction & Engineering		132,964
Electrical Equipment — 2.1%
ABB Ltd., Registered Shares	183	18,372
Legrand SA	133	23,695
Mitsubishi Electric Corp.	733	29,174
Schneider Electric SE	55	17,338
Total Electrical Equipment		88,579
Industrial Conglomerates — 3.2%
Hitachi Ltd.	1,500	46,776
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — continued
Siemens AG, Registered Shares	238	$70,544
Smiths Group PLC	495	17,136
Total Industrial Conglomerates		134,456
Machinery — 3.3%
FANUC Corp.	1,894	83,173
GEA Group AG	170	11,642
Sandvik AB	978	40,581
Total Machinery		135,396
Professional Services — 0.5%
Experian PLC	237	8,672
Wolters Kluwer NV	129	10,056
Total Professional Services		18,728
Trading Companies & Distributors — 5.8%
AerCap Holdings NV	133	18,914
ITOCHU Corp.	6,800	84,177
Marubeni Corp.	733	28,430
Mitsubishi Corp.	1,400	44,623
Mitsui & Co. Ltd.	1,711	64,438
Total Trading Companies & Distributors		240,582
Transportation Infrastructure — 0.3%
Getlink SE	487	10,900

Total Industrials		844,658
Information Technology — 10.3%
Communications Equipment — 0.6%
Nokia oyj, ADR	1,891	24,413
Electronic Equipment, Instruments & Components — 1.2%
Halma PLC	167	10,015
Murata Manufacturing Co. Ltd.	1,200	39,521
Total Electronic Equipment, Instruments & Components		49,536
IT Services — 2.4%
Capgemini SE	229	27,683
Fujitsu Ltd.	900	18,281
NEC Corp.	2,100	55,010
Total IT Services		100,974
Semiconductors & Semiconductor Equipment — 5.8%
ASM International NV	19	18,522
ASML Holding NV, Registered Shares	97	139,582
Infineon Technologies AG	369	24,741
Renesas Electronics Corp.	1,500	30,775
See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Tokyo Electron Ltd.	90	$25,519
Total Semiconductors & Semiconductor Equipment		239,139
Software — 0.3%
Sage Group PLC	985	11,752

Total Information Technology		425,814
Materials — 5.1%
Construction Materials — 0.6%
Holcim AG	246	22,820
Metals & Mining — 4.2%
BHP Group Ltd.	1,309	50,627
Boliden AB	455	23,660
Norsk Hydro ASA	1,869	20,627
Northern Star Resources Ltd.	1,718	25,974
Rio Tinto PLC, ADR	265	26,627
South32 Ltd.	7,207	20,911
Wheaton Precious Metals Corp.	44	5,564
Total Metals & Mining		173,990
Paper & Forest Products — 0.3%
UPM-Kymmene oyj	452	13,511

Total Materials		210,321
Real Estate — 0.8%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	6,408	11,882
Retail REITs — 0.5%
Klepierre SA	240	9,707
Scentre Group	4,896	13,077
Total Retail REITs		22,784

Total Real Estate		34,666
Utilities — 3.0%
Electric Utilities — 1.5%
EDP SA	3,297	17,966
Endesa SA	300	13,447
Fortum oyj	1,315	33,089
Total Electric Utilities		64,502
Multi-Utilities — 1.5%
Centrica PLC	5,624	16,438
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
National Grid PLC		2,527	$45,122
Total Multi-Utilities			61,560

Total Utilities			126,062
Total Investments before Short-Term Investments (Cost — $3,891,058)			4,014,477
	Rate
Short-Term Investments — 0.0%††
Putnam Government Money Market Fund, Class P Shares (Cost — $1,862)	3.420%	1,862	1,862 (b)(c)
Total Investments — 96.8% (Cost — $3,892,920)			4,016,339
Other Assets in Excess of Liabilities — 3.2%			130,674
Total Net Assets — 100.0%			$4,147,013

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $1,862 and the cost was $1,862 (Note 6).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts

See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam PanAgora ESG International Equity ETF
Summary of Investments by Country# (unaudited)
Japan	28.2%
United Kingdom	11.0
France	10.8
United States	9.0
Netherlands	7.7
Germany	7.1
Australia	5.8
Italy	3.9
Finland	2.2
Singapore	2.1
Spain	2.1
Sweden	2.0
Switzerland	1.8
Norway	1.5
Hong Kong	1.2
Canada	1.2
Denmark	0.8
China	0.6
Ireland	0.5
Portugal	0.4
Brazil	0.1
Short-Term Investments	0.0 ‡
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $3,891,058)	$4,014,477
Investments in affiliated securities, at value (Cost — $1,862)	1,862
Foreign currency, at value (Cost — $110,110)	110,141
Dividends receivable from unaffiliated investments	22,379
Dividends receivable from affiliated investments	255
Total Assets	4,149,114
Liabilities:
Investment management fee payable	2,101
Total Liabilities	2,101
Total Net Assets	$4,147,013
Net Assets:
Paid-in capital	$4,424,666
Total distributable earnings (loss)	(277,653)
Total Net Assets	$4,147,013
Shares Outstanding	150,000
Net Asset Value	$27.65
See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Statement of Operations
For the Year Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$5,175,148
Dividends from affiliated investments	23,157
European Union tax reclaims (Note 1)	44,676
Less: Foreign taxes withheld	(1,250,226)
Total Investment Income	3,992,755
Expenses:
Investment management fee (Note 2)	1,059,550
Total Expenses	1,059,550
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,007)
Net Expenses	1,057,543
Net Investment Income	2,935,212
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	88,993,220
Foreign currency transactions	11,485
Net Realized Gain	89,004,705
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(32,030,220)
Foreign currencies	(58,461)
Change in Net Unrealized Appreciation (Depreciation)	(32,088,681)
Net Gain on Investments and Foreign Currency Transactions	56,916,024
Increase in Net Assets From Operations	$59,851,236
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended April 30,	2026	2025
Operations:
Net investment income	$2,935,212	$4,651,865
Net realized gain	89,004,705	9,965,870
Change in net unrealized appreciation (depreciation)	(32,088,681)	19,315,716
Increase in Net Assets From Operations	59,851,236	33,933,451
Distributions to Shareholders From (Note 1):
Total distributable earnings	(33,445,796)	(10,081,680)
Decrease in Net Assets From Distributions to Shareholders	(33,445,796)	(10,081,680)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,425,000 and 3,325,000 shares issued, respectively)	38,888,363	77,380,111
Cost of shares repurchased (10,675,000 and 1,225,000 shares repurchased, respectively)	(295,519,775)	(29,146,164)
Increase (Decrease) in Net Assets From Fund Share Transactions	(256,631,412)	48,233,947
Increase (Decrease) in Net Assets	(230,225,972)	72,085,718
Net Assets:
Beginning of year	234,372,985	162,287,267
End of year	$4,147,013	$234,372,985
See Notes to Financial Statements.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1,2]
Net asset value, beginning of year	$24.93	$22.23	$20.84	$20.00
Income from operations:
Net investment income	0.37	0.54	0.52	0.35
Net realized and unrealized gain	5.74	3.29	1.58	0.49
Total income from operations	6.11	3.83	2.10	0.84
Less distributions from:
Net investment income	(0.94)	(0.81)	(0.71)	—
Net realized gains	(2.45)	(0.32)	—	—
Total distributions	(3.39)	(1.13)	(0.71)	—
Net asset value, end of year	$27.65	$24.93	$22.23	$20.84
Total return, based on NAV[3]	25.23%	17.87%	10.22%	4.20%[4]
Net assets, end of year (000s)	$4,147	$234	$162	$129
Ratios to average net assets:
Gross expenses	0.49%	0.49%	0.49%	0.14%[4]
Net expenses[5,6]	0.49	0.49	0.49	0.14 [4]
Net investment income	1.36	2.28	2.44	1.73 [4]
Portfolio turnover rate[7]	89%	66%	111%	42%[4]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 19, 2023 (inception date) to April 30, 2023.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Not annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Putnam PanAgora ESG International Equity ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,014,477	—	—	$4,014,477
Short-Term Investments†	1,862	—	—	1,862
Total Investments	$4,016,339	—	—	$4,016,339

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least quarterly. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(58,913,939)	$58,913,939
(a)
Reclassifications are due to a taxable overdistribution and book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Putnam Investment Management, LLC (“Putnam Management”) is the Fund’s investment manager and PanAgora Asset Management, Inc. (“PanAgora”) is the Fund’s subadviser. Putnam Management is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”). PanAgora is an affiliate of Putnam Management.
The Fund pays its investment manager an annual all-inclusive management fee of 0.49% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Putnam Management has retained PanAgora as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, PanAgora is authorized by the Trustees to make investment decisions for the assets of the Fund as determined by Putnam Management. Putnam Management pays a quarterly sub-advisory fee to PanAgora for its services at an annual rate of 0.17% of the average net assets of the Fund.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $2,007, all of which was an affiliated money market fund waiver.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$177,223,078
Sales	195,430,371
During the year ended April 30, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$11,864,217
Redemptions	278,241,508
Realized gain (loss)*	64,381,521

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,940,916	$385,192	$(309,769)	$75,423
4. Derivative instruments and hedging activities
During the year ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended April 30, 2026. The following transactions were effected in such company for the year ended April 30, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$2,499,018	$63,919,895	63,919,895	$66,417,051	66,417,051

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Putnam Government Money Market Fund, Class P Shares	—	$23,157	—	$1,862
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the year ended April 30, 2026.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended April 30, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$15,277,594	$7,256,025
Net long-term capital gains	18,168,202	2,825,655
Total distributions paid	$33,445,796	$10,081,680
As of April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Other book/tax temporary differences(a)	$(353,418)
Unrealized appreciation (depreciation)(b)	75,765
Total distributable earnings (loss) — net	$(277,653)

(a)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and other book/tax differences.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended April 30, 2026, the Fund paid significant income taxes (net of refunds received) in foreign jurisdictions totaling $758,996. The following jurisdictions represented 5% or more of that total:

Country	Income Taxes Paid (Net of Refunds Received)
Japan	$205,599
Germany	127,929
Italy	102,519
France	64,129
Austria	60,492
Other*	198,328
*
Represents foreign jurisdiction(s) where income taxes paid (net of refunds received) were less than 5% of the total income taxes paid by the Fund.
9. Plan of liquidation
On March 26, 2026, the Board of the Trust approved a plan to liquidate and dissolve the Fund. The Fund liquidated on June 16, 2026.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Putnam PanAgora ESG International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam PanAgora ESG International Equity ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Subsequent Event
As discussed in Note 9 to the financial statements, the Board of the Trust approved a plan to liquidate and dissolve the Fund on March 26, 2026. The Fund liquidated on June 16, 2026.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.
Putnam PanAgora ESG International Equity ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$18,168,202
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$4,867,066
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$5,198,903
Section 163(j) Interest Earned	§163(j)	$19,381
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended April 30, 2026:

Foreign Taxes Paid	$976,405
Foreign Source Income Earned	$5,558,575

Putnam PanAgora ESG International Equity ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam PanAgora ESG International Equity ETF

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Putnam
PanAgora ESG International Equity ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Putnam Investment Management, LLC
Subadviser
PanAgora Asset Management, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Putnam PanAgora ESG International Equity ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam PanAgora ESG International Equity ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam PanAgora ESG International Equity ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39494-AFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 25, 2026